Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0001607678
Registrant Name	Viking Therapeutics, Inc.
Registration File Number	333-297820
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES